Financial instruments - Fair values and risk management	12 Months Ended
Mar. 31, 2022
Financial instruments - Fair values and risk management.
Financial instruments - Fair values and risk management

12.Financial instruments – Fair values and risk management

The Company utilizes financial instruments to reduce exposures to market risks throughout its business. Borrowings, cash and cash equivalents and liquid investments are used to finance the Company’s operations. The Company uses derivative financial instruments, principally jet fuel derivatives, interest rate swaps, cross-currency interest rate swaps, options, and forward foreign exchange contracts to manage commodity risks, interest rate risks and currency exposures and to achieve the desired profile of fixed and variable rate borrowings and leases in appropriate currencies. It is the Company’s policy that no speculative trading in financial instruments shall take place.

The main risks attaching to the Company’s financial instruments, the Company’s strategy and approach to managing these risks, and the details of the derivatives employed to hedge against these risks have been disclosed in this note.

(a)Accounting classifications and fair values

The following tables show the carrying amounts and fair values of financial assets and financial liabilities, by class and category, as at March 31, 2022, 2021 and 2020. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value (including cash and cash equivalents, financial assets: cash > 3 months, restricted cash, trade receivables, other assets, trade payables and accrued expenses).

The carrying value and fair value of the Company’s financial assets by class and category at March 31, 2022, 2021 and 2020 were as follows:

		Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2022
Cash and cash equivalents	2,669.0	—	—	2,669.0	—
Financial asset: cash > 3 months	934.1	—	—	934.1	—
Restricted cash	22.7	—	—	22.7	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	474.1	—	474.1	474.1
- Jet fuel & carbon derivative contracts	—	956.3	—	956.3	956.3
- Jet fuel options	—	—	150.5	150.5	150.5
- Cross-currency swaps	—	4.6	—	4.6	4.6
- GBP currency swaps	—	—	—	—	—
Trade receivables	43.5	—	—	43.5	—
Other assets	—	—	—	—	—
Total financial assets at March 31, 2022	3,669.3	1,435.0	150.5	5,254.8	1,585.5

		Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2021
Cash and cash equivalents	2,650.7	—	—	2,650.7	—
Financial asset: cash > 3 months	465.5	—	—	465.5	—
Restricted cash	34.1	—	—	34.1	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	208.9	—	208.9	208.9
- Cross-currency swaps	—	3.0	—	3.0	3.0
- GBP currency swaps	—	5.4	—	5.4	5.4
Trade receivables	18.6	—	—	18.6	—
Other assets	—	—	—	—	—
Total financial assets at March 31, 2021	3,168.9	217.3	—	3,386.2	217.3

		Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2020
Cash and cash equivalents	2,566.4	—	—	2,566.4	—
Financial asset: cash > 3 months	1,207.2	—	—	1,207.2	—
Restricted cash	34.4	—	—	34.4	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	663.7	—	663.7	663.7
- Interest rate swaps	—	8.0	—	8.0	8.0
Trade receivables	67.5	—	—	67.5	—
Other assets	2.3	—	—	2.3	—
Total financial assets at March 31, 2020	3,877.8	671.7	—	4,549.5	671.7

The carrying values and fair values of the Company’s financial liabilities by class and category were as follows:

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2022
Current maturities of debt	1,224.5	—	—	1,224.5	1,224.5
Non-current maturities of debt	3,714.6	—	—	3,714.6	3,727.7
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	—	31.0	31.0	31.0
-Jet fuel & carbon derivative contracts	—	7.6	—	7.6	7.6
Trade payables (Current)	1,029.0	—	—	1,029.0	—
Trade payables (Non-current)	49.2	—	—	49.2	49.2
Accrued expenses	953.0	—	—	953.0	—
Total financial liabilities at March 31, 2022	6,970.3	7.6	31.0	7,008.9	5,040.0

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2021
Current maturities of debt	1,725.9	—	—	1,725.9	1,725.9
Non-current maturities of debt	3,517.8	—	—	3,517.8	3,630.5
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	40.0	25.8	65.8	65.8
-Jet fuel & carbon derivative contracts	—	19.8	—	19.8	19.8
Trade payables (Current)	336.0	—	—	336.0	—
Trade payables (Non-current)	179.9	—	—	179.9	179.9
Accrued expenses	887.3	—	—	887.3	—
Total financial liabilities at March 31, 2021	6,646.9	59.8	25.8	6,732.5	5,621.9

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2020
Current maturities of debt	382.3	—	—	382.3	382.3
Non-current maturities of debt	3,583.0	—	—	3,583.0	3,113.5
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	2.2	—	2.2	2.2
-Jet fuel derivative contracts	—	1,228.3	—	1,228.3	1,228.3
Trade payables	1,368.2	—	—	1,368.2	—
Accrued expenses	1,553.1	—	—	1,553.1	—
Total financial liabilities at March 31, 2020	6,886.6	1,230.5	—	8,117.1	4,726.3

(b)Measurement of fair values

Valuation techniques

Financial instruments measured at fair value in the balance sheet are categorized by the type of valuation method used.

The different valuation levels are defined as follows:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group can access at the measurement date.

●	Level 2: Inputs other than quoted prices included within Level 1 that are observable for that asset or liability, either directly or indirectly.

●	Level 3: Significant unobservable inputs for the asset or liability.

The following paragraphs describe the valuation techniques used in measuring Level 2 and Level 3 fair values for each material class of financial instruments in the consolidated balance sheet, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Derivatives – interest rate swaps: Discounted cash-flow analyses have been used to determine their fair value, taking into account current market inputs and rates. The Group’s credit risk and counterparty’s credit risk is taken into account when establishing fair value (Level 2).

Derivatives – currency forwards, jet fuel forward contracts and carbon contracts: A comparison of the contracted rate to the market rate for contracts providing a similar risk profile at March 31, 2022 has been used to establish fair value. The Group’s credit risk and counterparty’s credit risk is taken into account when establishing fair value (Level 2).

Derivatives – jet fuel options: The fair value of aircraft fuel options is determined based on market accepted valuation techniques, primarily Black-Scholes modelling (Level 2).

Financial instruments not measured at fair value

Fixed-rate long-term debt: The repayments which Ryanair is committed to make have been discounted at the relevant market rates of interest applicable (including credit spreads) at the relevant reporting year end date to arrive at a fair value representing the amount payable to a third party to assume the obligations.

Trade payables: The value of trade payables has not been discounted as the effects of discounting would not be material.

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2022
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	474.1	—	474.1
Cross-currency swaps	—	4.6	—	4.6
Jet fuel and carbon	—	1,106.8	—	1,106.8
	—	1,585.5	—	1,585.5
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	31.0	—	31.0
Jet fuel and carbon	—	7.6	—	7.6
	—	38.6	—	38.6
Financial liabilities not measured at fair value
Debt	—	4,952.2	—	4,952.2
Non-current trade payables	—	49.2	—	49.2
		5,001.4		5,001.4
Total	—	6,625.5	—	6,625.5

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2021
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	208.9	—	208.9
Jet fuel & carbon derivative contracts	—	5.4	—	5.4
Cross-currency swaps	—	3.0	—	3.0
	—	217.3	—	217.3
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	65.8	—	65.8
Jet fuel & carbon derivative contracts	—	19.8	—	19.8
	—	85.6	—	85.6
Financial liabilities not measured at fair value
Long-term debt	—	5,356.4	—	5,356.4
Non-current trade payables	—	179.9	—	179.9
	—	5,536.3	—	5,536.3
Total	—	5,839.2	—	5,839.2

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2020
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	663.7	—	663.7
Jet fuel derivative contracts	—	—	—	—
Cross-currency swaps	—	8.0	—	8.0
	—	671.7	—	671.7
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	2.2	—	2.2
Jet fuel derivative contracts	—	1,228.3	—	1,228.3
	—	1,230.5	—	1,230.5
Financial liabilities not measured at fair value
Long-term debt	—	3,495.8	—	3,495.8
Total	—	5,398.0	—	5,398.0

Transfers between Levels 1 and 2 and transfers out of Level 3

During the years ended March 31, 2022, 2021 and 2020 there were no transfers between Level 1 and Level 2 fair-value measurements, and no transfers into or out of Level 3 fair-value measurement.

(c)Financial risk management

Risk management framework

The Audit Committee of the Board of Directors has responsibility for monitoring the treasury policies and procedures of the Group, which include controls over the procedures used to manage the main financial risks arising from the Group’s operations. Such risks comprise market risks including commodity price, foreign exchange and interest rate risks, credit risk and liquidity risk. The Group uses various derivative financial instruments to manage its exposure to market risks, including the risks relating to fluctuations in commodity prices and currency exchange rates. Ryanair uses forward contracts and call options for the purchase of its jet fuel (jet kerosene) and carbon credit (Emission Trading Scheme) requirements to reduce its exposure to commodity price risk. It also uses foreign currency forward contracts to reduce its exposure to risks related to foreign currencies, principally the U.S. dollar exposure associated with the purchase of new Boeing 737 aircraft and the U.S. dollar exposure associated with the purchase of jet fuel. All derivatives, with the exception of jet fuel call options, are designated as cash flow hedges with the resulting gains or losses taken to other reserves. Jet fuel call options are measured at fair value with the resulting gains or losses taken to the income statement.

Market risk

Ryanair is exposed to market risks relating to fluctuations in commodity prices, interest rates and currency exchange rates. The objective of financial risk management at Ryanair is to minimize the impact of commodity price, interest rate and foreign exchange rate fluctuations on the Company’s earnings, cash flows and equity.

The Group uses derivatives to manage market risks. All such transactions are carried out within the guidelines set by the Audit Committee. Generally, the Group seeks to apply hedge accounting to manage volatility in profit or loss.

Currency risk

The Group is exposed to foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables and borrowings are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies is the euro. The main currencies in which non-euro transactions occur giving rise to foreign currency risk are primarily denominated in U.S. dollars and U.K. pounds sterling.

The Company manages this risk by typically matching U.K. pounds sterling revenues against U.K. pounds sterling costs. Surplus U.K. pounds sterling revenues are sometimes used to fund forward foreign exchange contracts to hedge U.S. dollar currency exposures that arise in relation to fuel, maintenance, aviation insurance, and capital expenditure costs and typically U.K. pounds sterling are converted into euro. Additionally, the Group swaps euro for U.S. dollars using forward currency contracts to cover any expected U.S. dollar outflows for these costs. From time to time, the Company also swaps U.K. pounds sterling for euro using forward currency contracts to hedge expected future surplus U.K. pounds sterling. From time to time the Group also enters into cross-currency interest rate swaps to hedge against fluctuations in foreign exchange rates and interest rates in respect of U.S. dollar denominated borrowings.

Forward currency contracts are designated as cash-flow hedges of forecasted U.S. dollar payments and have been determined to be highly effective in offsetting variability in future cash flows arising from the fluctuation in the U.S. dollar and euro exchange rates for the forecasted U.S. dollar purchases.

In these hedge relationships, the main sources of ineffectiveness are changes in the timing of the hedged transactions. The Group recorded a hedge ineffectiveness loss of €nil on ineffective currency cash-flow hedges for fiscal year 2022 (2021: €8m loss, 2020: €40m gain). The fiscal year 2021 and 2020 hedge ineffectiveness losses primarily related to delayed capital expenditure (principally due to the late delivery of new aircraft) and a reduced requirement for USD fuel purchases.

Exposure to currency risk

The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as follows:

	At March 31,
	2022			2021			2020
	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €
	£M	$M	€M	£M	$M	€M	£M	$M	€M
Monetary assets
U.K. pounds sterling cash and liquid resources	28.3	—	33.6	8.1	—	9.5	22.5	—	25.3
U.S. Dollar cash and liquid resources	—	386.8	349.6	—	506.7	432.0	—	2,150.1	1,949.5
	28.3	386.8	383.2	8.1	506.7	441.5	22.5	2,150.1	1,974.8

	At March 31,
	2022				2021			2020
	GBP	U.S.$		Euro €	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €
	£M	$M		€M	£M	$M	€M	£M	$M	€M
Monetary liabilities
U.S. dollar long term debt	—	311.3	*	281.3	—	95.7	81.6	—	129.2	117.1
U.K. GBP debt	—	—		—	597.3	—	701.8	—	—	—
Pre-delivery payments due to Boeing	—	296.2		267.7	—	517.3	441.1	—	1,051.8	957.6
	—	607.5		549.0	597.3	613.0	1,224.5	—	1,181.0	1,074.7

*During the year ended March 31, 2022, the Group issued promissory notes to the value of approximately €226m (U.S.$250m) with maturity dates of October 2022. The notes were issued in settlement of certain aircraft trade payables and are non-interest bearing. The carrying value of the promissory notes is not considered to be materially different from its fair value.

The following exchange rates have been applied:

	At March 31,
	2022	2021	2020
	€	€	€
USD 1.0000	1.1065	1.1728	1.1029
GBP 1.0000	0.8422	0.8510	0.8883

The notional principal amounts of forward foreign exchange contracts are as follows:

	At March 31,
	2022	2021	2020
	€M	€M	€M
Within Year 1	4,607.7	1,506.9	3,670.9
Greater than 1 Year	2,097.8	1,562.4	4,075.7
Total	6,705.5	3,069.3	7,746.6

The notional principle amount of outstanding forward foreign exchange contracts at March 31, 2022 are treated as cash flow hedges to hedge jet fuel, capital expenditure and maintenance contracts in U.S. dollars. As at March 31, 2022 the hedged U.S. dollar rate is approximately U.S.$1.21 to €1.00.

Sensitivity analysis

A plus or minus change of 10% in relevant foreign currency exchange rates, based on outstanding foreign currency-denominated financial assets and financial liabilities at March 31, 2022 would have a positive impact of €26m on the income statement (net of tax) (2021: €40m; 2020: €246m) if the rate fell by 10% and a negative impact of €2m on the income statement (net of tax) (2021: €33m; 2020: €235m) if the rate increased by 10%. The same movement of 10% in foreign currency exchange rates would have a positive €695m impact (net of tax) on equity if the rate fell by 10% and a negative €588m impact (net of tax) if the rate increased by 10% (2021: €304m positive or €372m negative; 2020: €649m positive or €531m negative).

Interest rate risk

The Group’s objective for interest rate risk management is to reduce interest-rate risk through a combination of financial instruments, which lock in interest rates on debt and by matching a proportion of floating rate assets with floating rate liabilities. In line with the above interest rate risk management strategy, the Group has entered into a series of interest rate swaps to hedge against fluctuations in interest rates for certain floating rate financial arrangements and certain other obligations.

The Group also utilizes cross currency interest rate swaps to manage exposures to fluctuations in foreign exchange rates of U.S. dollar denominated floating rate borrowings, together with managing the exposures to fluctuations in interest rates on these U.S. dollar denominated floating rate borrowings. Cross currency interest rate swaps are primarily used to convert a portion of the Group’s U.S. dollar denominated debt to euro and floating rate interest exposures into fixed rate exposures and are set so as to match exactly the critical terms of the underlying debt being hedged (i.e. notional principal, interest rate settings, re-pricing dates). These are all designated in cash-flow hedges of the forecasted U.S. dollar variable interest payments on the Group’s underlying debt and have been determined to be highly effective in achieving offsetting cash flows. Accordingly, no ineffectiveness has been recorded in the income statement relating to these hedges in the current year.

Floating interest rates on financial liabilities are referenced to European interbank interest rates (EURIBOR). Secured long-term debt and interest rate swaps typically re-price on a quarterly basis. The Group uses current interest rate settings on existing floating rate debt at each year-end to calculate contractual cash flows. Fixed interest rates on financial liabilities are fixed for the duration of the underlying structures.

Exposures to interest rate risk

The following was the maturity profile of the Group’s financial liabilities (excluding aircraft provisions, trade payables and accrued expenses).

	Weighted
	average						2027 -
	rate	2023		2024	2025	2026	2028	Total
At March 31, 2022	(%)	€M		€M	€M	€M	€M	€M
Fixed rate
Secured debt	2.43%	62.9		52.2	12.0	—	—	127.1
Unsecured debt	1.31%	1,140.9	*	807.7	47.8	847.0	1,197.9	4,041.3
Debt	1.35%	1,203.8		859.9	59.8	847.0	1,197.9	4,168.4
Lease liabilities - right of use	2.33%	56.9		51.0	26.2	3.1	1.1	138.3
Total fixed rate debt		1,260.7		910.9	86.0	850.1	1,199.0	4,306.7
Floating rate
Secured debt	0.14%	20.7		—	—	—	—	20.7
Unsecured long term debt	0.75%	—		—	750.0	—	—	750.0
Total floating rate debt	0.73%	20.7		—	750.0	—	—	770.7
Total financial liabilities		1,281.4		910.9	836.0	850.1	1,199.0	5,077.4
* Includes promissory notes amounting to €226m

	Weighted
	average					2026 -
	rate	2022	2023	2024	2025	2027	Total
At March 31, 2021	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured debt	2.47%	63.5	61.4	51.3	11.3	—	187.5
Unsecured debt	1.46%	1,617.4	916.2	808.9	49.0	849.0	4,240.5
Debt	1.50%	1,680.9	977.6	860.2	60.3	849.0	4,428.0
Lease liabilities - right of use	2.39%	52.5	53.8	48.1	24.8	3.9	183.1
Total fixed rate debt		1,733.4	1,031.4	908.3	85.1	852.9	4,611.1
Floating rate
Secured long term debt	0.70%	45.0	20.7	—	—	—	65.7
Unsecured long term debt		—	—	—	750.0	—	750.0
Total floating rate debt	0.70%	45.0	20.7	—	750.0	—	815.7
Total financial liabilities		1,778.4	1,052.1	908.3	835.1	852.9	5,426.8

	Weighted
	average					2025 -
	rate	2021	2022	2023	2024	2026	Total
At March 31, 2020	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term debt	2.48%	63.8	65.4	63.0	52.2	12.1	256.5
Unsecured long term debt	1.32%	34.0	876.9	877.5	770.2	50.0	2,608.6
Long term debt	1.42%	97.8	942.3	940.5	822.4	62.1	2,865.1
Finance leases	2.51%	116.0	—	—	—	—	116.0
Lease liabilities - right of use	2.47%	75.0	51.6	52.1	46.0	21.2	245.9
Total fixed rate debt		288.8	993.9	992.6	868.4	83.3	3,227.0
Floating rate
Secured long term debt	0.58%	105.9	45.0	20.7	—	—	171.6
Unsecured long term debt		—	—	—	—	750.0	750.0
Finance leases	1.19%	62.6	—	—	—	—	62.6
Total floating rate debt	0.62%	168.5	45.0	20.7	—	750.0	984.2
Total financial liabilities		457.3	1,038.9	1,013.3	868.4	833.3	4,211.2

The Group holds significant cash balances that are invested on a short-term basis. At March 31, 2022, all of the Group’s cash and liquid resources attracted a weighted average interest rate of -0.31% (2021: -0.26%; 2020: 0.73%). Interest rates on cash and liquid resources are generally based on the appropriate EURIBOR or bank rates dependent on the principal amounts on deposit.

	At March 31,
	2022	2021	2020
	Within	Within	Within
	1 year	1 year	1 year
Financial assets	€M	€M	€M
Cash and cash equivalents	2,669.0	2,650.7	2,566.4
Cash > 3 months	934.1	465.5	1,207.2
Restricted cash	22.7	34.1	34.4
Total financial assets	3,625.8	3,150.3	3,808.0

Derivative financial instruments – Interest rate risk exposure

The Group has cross currency swaps to swap fixed rate U.S. dollar denominated debt of US$48.1m (2021: US$65m; 2020: US$82m) into a fixed rate euro debt of €38m (2021: €52m; 2020: €65m). As at March 31, 2022 the hedged euro fixed interest rate varies between 1.54% to 1.79% depending on the various tranches.

Sensitivity analysis

Based on the levels of and composition of year-end interest bearing assets and liabilities, including derivatives, at March 31, 2022, a plus one percentage point movement in interest rates would result in a respective decrease of approximately €19m (net of tax) in net interest income and expense (2021: increase €6m, 2020: increase €38m) and a minus one percentage point movement in interest rates would result in a respective increase of approximately €33m in net interest income and expense in the income statement (2021: increase €48m; 2020: decrease €38m) and a nil increase or decrease in equity (2021: nil; 2020: nil). All of the Group’s interest rate swaps (to the extent that it has any) are used to swap variable rate debt to fixed rate debt; consequently, any changes in interest rates would have an equal and opposite income statement effect for both the interest rate swaps and the debt.

Jet fuel and carbon credits price risk

The Group’s historical fuel risk management policy has been to hedge up to approximately 90% of the forecast fuel consumption to ensure that the future cost per gallon of fuel is locked in. This policy was adopted to prevent the Group being exposed, in the short term, to adverse movements in global jet fuel prices. However, when deemed to be in the best interests of the Group, the Group does not necessarily hedge up to this limit. At March 31, 2022, the Group had entered into forward hedging covering approximately 80% of the Group’s estimated fuel exposure for fiscal year 2023 and 5% of the Group’s estimated fuel exposure for fiscal year 2024.

The Group utilizes jet fuel forward contracts and jet fuel call options to manage exposure to jet fuel prices. These are used to hedge the Group’s forecasted fuel purchases and are arranged so as to match as closely as possible against forecasted fuel delivery and payment requirements. Jet fuel forward contracts are designated as cash-flow hedges of forecasted fuel payments and have been determined to be highly effective in offsetting variability in future cash flows arising from fluctuations in jet fuel prices. Jet fuel call options are not designated in hedging relationships.

The Group has entered into jet fuel forward contracts with a number of counterparties to hedge jet fuel purchases over a period of up to 18 to 24 months. The notional amount of these contracts are €913m (2021: €609m; 2020: €2,829m) at an average hedged rate of approximately US$640 per metric tonne. (2021: US$545; 2020: US$588).

In these hedging relationships the main sources of ineffectiveness are changes in the timing of the hedged transactions. The Group recorded a hedge ineffectiveness charge of €nil in fiscal year 2022 (2021: €219m, 2020: €447m) in relation to jet fuel hedges (€nil in relation to jet fuel swaps, and €nil in relation currency forward contracts). The hedge ineffectiveness charge in fiscal year 2021 was due to the widespread grounding of aircraft, travel restriction and lockdowns as a result of European Governments reactions to the spread of Covid-19.

The European Union Emissions Trading System (“EU-ETS”) is applicable to airlines from January 1, 2012. Ryanair recognizes the cost associated with the purchase of carbon credits as part of the EU-ETS as an expense in the income statement. This expense is recognized in line with fuel consumed during the fiscal year as the Group’s carbon emissions and fuel consumptions are directly linked.

The Group’s fuel risk management policy includes hedging of the Group’s EU-ETS and UK-ETS (carbon) exposures. This policy was adopted to prevent the Group being exposed, in the short term, to adverse movements in carbon credit prices. However, when deemed to be in the best interests of the Group, it may deviate from this policy. At March 31, 2022, the Group had hedged approximately 85% of the Group’s estimated carbon exposure for fiscal year 2023 at approximately €48 per EUA (2021: fiscal year 2022 was 100% hedged at €24) and £75 per UKA (2021: not applicable).

Sensitivity Analysis

A plus or minus change of 10% in the price of jet fuel at March 31, 2022 would have a -€40m impact (2021: -€4m) on the income statement (net of tax) if the price fell by 10% and an +€47m impact (2021: +€4m) if the price increased by 10%. The same movement of 10% in the price of jet fuel at March 31, 2022 would have a -€234m impact (2021: -€65m) on equity if the price fell by 10% and a +€234m impact (2021: +€65m) if the price increased by 10%.

A plus or minus change of 10% in the price of carbon at March 31, 2022 would have a nil impact (2021: nil) on the income statement (net of tax) if the price fell by 10% and a nil impact (2021: nil) if the price increased by 10%. The same movement of 10% in the price of carbon at March 31, 2022 would have a -€26m impact (2021: nil) on equity if the price fell by 10% and a +€26m impact (2021: nil) if the price increased by 10%.

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from trade receivables, cash and cash equivalents, derivatives and guarantees.

Trade receivables

The Group’s revenues derive principally from airline travel on scheduled services, internet income and in-flight and related sales. Revenue is primarily derived from European routes. No individual customer accounts for a significant portion of total revenue.

At March 31, 2022, approximately €3.6m (2021: €1.0m; 2020: €3.3m) of our total accounts receivable balance were past due, of which €nil (2021: €nil; 2020: €nil) was impaired and €3.6m (2021: €1.0m; 2020: €3.3m) was considered past due but not impaired for which the expected credit loss was considered immaterial

Cash and cash equivalents

The Group holds significant cash balances, which are classified as either cash and cash equivalents or financial assets >3 months. These deposits and other financial instruments (principally certain derivatives and loans as identified above) give rise to credit risk on amounts due from counterparties. Credit risk is managed by limiting the aggregate amount and duration of exposure to any one counterparty through regular review of counterparties’ market-based ratings, Tier 1 capital level and credit default swap rates and by taking into account bank counterparties’ systemic importance to the financial systems of their home countries. The Group limits the concentration of risk in relation to any one institution for cash and cash equivalents. Deposits are entered into with parties that have high investment grade credit ratings from the main rating agencies, including Standard & Poor’s (“S&P”) Moody’s and Fitch ratings. The Group also monitors where counterparty credit default swaps are trading. The maximum exposure arising in the event of default on the part of the counterparty is the carrying value of the relevant financial instrument. The Group is authorized to place funds on deposit for periods up to 18 months.

Derivatives

In line with the Group’s policies and procedures, derivatives are entered into with parties that have high investment grade credit ratings from the main rating agencies, including Standard & Poor’s (“S&P”), Moody’s and Fitch ratings. The Group also avoids concentration of risk in relation to derivative counterparties.

Guarantees

At March 31, 2022, the Group has provided approximately €5,085m (2021: €5,432m; 2020: €4,236m) in letters of guarantee to secure obligations of subsidiary undertakings in respect of loans, bank advances and long dated foreign currency transactions.

In order to avail itself of the exemption contained in Section 357 of the Companies Act, 2014, the holding company, Ryanair Holdings plc, has guaranteed the liabilities and commitments of its subsidiary undertakings registered in Ireland. As a result, the subsidiary undertakings have been exempted from the requirement to annex their statutory financial statements to their annual returns.

Liquidity risk and capital management

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial activities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure that it will have sufficient liquidity to meet its liabilities when they fall due and to provide adequately for contingencies.

The Group’s cash and liquid resources comprise cash and cash equivalents, short-term investments and restricted cash. The Group defines the capital that it manages as the Group’s long-term debt and equity. The Group’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to maintain sufficient financial resources to mitigate against risks and unforeseen events. In addition, the Group aims to achieve the best available return on investments of surplus cash – subject to credit risk and liquidity constraints.

The Group finances its working capital requirements through a combination of cash generated from operations, bank loans, debt capital market issuances and government corporate financing facilities for general corporate purposes including the acquisition of aircraft. The Group had cash and liquid resources at March 31, 2022 of €3,626m (2021: €3,150m; 2020: €3,808m). During the year, the Group had a net cash outflows of €957m in relation to property, plant and equipment (2021: inflows of €195m; 2020: outflow of €579m). Cash generated from operations has been the principal source for these cash requirements, during the year, supplemented primarily by general corporate purposes debt capital market issuance of €1,200m. The Group repaid the HMT and Bank of England CCFF facility of £600m. During the year, the Group funded €nil in share buybacks (2021: €nil; 2020: €581m).

The Board of Directors periodically reviews the capital structure of the Group, considering the cost of capital and the risks associated with each class of capital. The Board approves any material adjustments to the capital structure in terms of the relative proportions of debt and equity.

Management believes that the working capital available to the Group is sufficient for its present requirements and will be sufficient to meet its anticipated requirements for capital expenditures and other cash requirements for fiscal year 2023.

At March 31, 2022, the Group had total borrowings of €5,077m (2021: €5,427m; 2020: €4,211m), including  capitalized leases (under IFRS 16) of €138m (2021: €183m; 2020: €246m) from various financial institutions and the debt capital markets. Financing for the acquisition of 50 Boeing 737-800NG aircraft (2021: 66; 2020: 89) was provided on the basis of guarantees granted by the Ex-Im Bank. The guarantees are secured with a first fixed mortgage on the delivered aircraft. The remaining long-term debt relates to four unsecured Eurobonds, with a cumulative amount of €3,650m, a €750m unsecured syndicate bank loan, and 29 aircraft held under operating leases in right of use assets.

Exposure to liquidity risk

The following are the remaining contractual maturities of financial liabilities at the reporting date. These amounts are gross and undiscounted and include estimated contractual interest payments. The total contractual cash flows for the derivative financial instruments have been presented to reflect the gross settled amounts associated with the currency and commodity forward contracts.

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2023	2024	2025	2026	Thereafter
At March 31, 2022	€M	€M	€M	€M	€M	€M	€M
Long and short term debt and leases:
- Fixed rate debt: 1.35%	4,168.4	4,341.5	1,260.1	904.8	95.1	872.2	1,209.3
- Floating rate debt: 0.73%	770.7	783.5	26.4	5.7	751.4	—	—
- Lease liabilities	138.3	142.0	59.2	52.2	26.6	3.0	1.0
	5,077.4	5,267.0	1,345.7	962.7	873.1	875.2	1,210.3
Derivative financial instruments
- Currency forward contracts – outflows	31.0	496.8	496.8	—	—	—	—
- Currency forward contracts – inflows	—	463.7	463.7	—	—	—	—
- Commodity forward contracts	7.6	7.6	7.6	—	—	—	—
Trade payables	1,078.2	1,078.2	1,029.0	49.2	—	—	—
Accrued expenses	953.0	953.0	953.0	—	—	—	—
Total at March 31, 2022	7,147.2	8,266.3	4,295.8	1,011.9	873.1	875.2	1,210.3

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2022	2023	2024	2025	Thereafter
At March 31, 2021	€M	€M	€M	€M	€M	€M	€M
Long and short term debt and leases:
- Fixed rate debt: 1.40%	4,428.0	4,646.7	1,746.7	1,022.8	894.2	85.1	897.9
- Floating rate debt: 0.70%	815.7	834.4	50.8	26.5	5.7	751.4	—
- Lease liabilities	183.1	189.0	56.3	54.6	49.7	24.5	3.9
	5,426.8	5,670.1	1,853.8	1,103.9	949.6	861.0	901.8
Derivative financial instruments
- Currency forward contracts – outflows	65.8	3,181.9	2,718.7	428.7	8.9	22.9	2.7
- Currency forward contracts – inflows		(3,117.2)	(2,662.8)	(418.7)	(9.1)	(23.8)	(2.8)
- Commodity forward contracts	19.8	19.8	19.8	—	—	—	—
Trade payables	515.9	515.9	336.0	130.0	26.8	23.1	—
Accrued expenses	887.3	887.3	887.3	—	—	—	—
Total at March 31, 2021	6,915.6	7,157.8	3,152.8	1,243.9	976.2	883.2	901.7

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2021	2022	2023	2024	Thereafter
At March 31, 2020	€M	€M	€M	€M	€M	€M	€M
Long term debt and leases:
- Fixed rate debt 1.42%	2,981.1	3,089.8	253.8	980.6	961.1	832.0	62.3
- Floating rate debt 0.62%	984.2	1,006.5	174.6	50.1	25.7	4.9	751.2
- Lease liabilities	245.9	245.9	75.0	51.6	52.1	46.0	21.2
	4,211.2	4,342.2	503.4	1,082.3	1,038.9	882.9	834.7
Derivative financial instruments
- Currency forward contracts	2.2	2.2	2.2	—	—	—	—
- Commodity forward contracts	1,228.3	1,228.3	1,047.8	180.5	—	—	—
Trade payables	1,368.2	1,368.2	1,368.2	—	—	—	—
Accrued expenses	1,553.1	1,553.1	1,553.1	—	—	—	—
Total at March 31, 2020	8,363.0	8,494.0	4,474.7	1,262.8	1,038.9	882.9	834.7

The interest payments on floating rate debt in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. The future cash flows on derivative instruments may be different from the amount in the above table as interest rates and exchange rates change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or for significantly different amounts.

(d) Derivative financial instruments – Designated as cash flow hedges

As a result of the widespread grounding of aircraft due to the Covid-19 pandemic, the Group operated a significantly reduced flying schedule in the years ending March 31, 2022 and 2021 compared to what was originally expected.

Derivative financial instruments:
	At March 31,
	2022	2021	2020
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	337.5	170.1	495.3
Fuel and oil operating expenses	105.6	(27.0)	166.2
GBP currency swaps	—	5.4	—
Interest rate risk
Variable-rate instruments	4.5	3.0	8.0
Commodity price risk
Fuel and carbon operating expenses	948.7	(19.8)	(1,228.3)
Net derivative position at year end	1,396.3	131.7	(558.8)

Change in gross value used for calculating hedge ineffectiveness:
	At March 31,
	2022	2021	2020
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(129.8)	356.7	(170.8)
Fuel and oil operating expenses	(110.5)	210.6	131.0
GBP currency swap	9.6	(5.4)	—
Interest rate risk
Variable-rate instruments	(1.4)	5.1	(3.8)
Commodity price risk
Fuel and carbon operating expenses	(788.8)	(1,108.5)	271.9
Total	(1,020.9)	(541.5)	228.3

The gross amounts at the reporting date relating to items designated as hedged items were as follows:

	At March 31, 2022
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	322.5	72.6	395.1
Fuel and oil operating expenses	105.6	—	105.6
GBP currency swaps	—	—	—
Interest rate risk
Variable-rate instruments	(4.3)	—	(4.3)
Commodity price risk
Fuel and carbon operating expenses	948.7	—	948.7
Gross cashflow hedge reserve	1,372.5	72.6	1,445.1

*Deferred taxes included in Hedge reserve were €150m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied
	At March 31, 2021
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	139.7	102.3	242.0
Fuel and oil operating expenses	(10.6)	—	(10.6)
GBP currency swaps	5.4	—	5.4
Interest rate risk
Variable-rate instruments	(6.1)	—	(6.1)
Commodity price risk
Fuel and carbon operating expenses	(14.0)	—	(14.0)
Gross cashflow hedge reserve	114.4	102.3	216.7

* Deferred taxes included in Hedge reserve were €5m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied
	At March 31, 2020
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	406.3	47.8	454.1
Fuel and oil operating expenses	97.0	—	97.0
Interest rate risk
Variable-rate instruments	(2.8)	—	(2.8)
Commodity price risk
Fuel and carbon operating expenses	(711.8)	—	(711.8)
Gross cashflow hedge reserve	(211.3)	47.8	(163.5)

* Deferred taxes included in Hedge reserve were €52m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied

Movement in derivative financial instruments designated as hedging instruments were as follows:

	At March 31, 2022
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	129.8	—	—
Fuel and oil operating expenses	110.5	—	3.2
GBP currency swaps	(9.6)	—	4.2
Interest rate risk
Variable-rate instruments	1.4	—	0.1
Commodity price risk
Fuel and carbon operating expenses	788.8	—	176.5
Total movement in derivative instruments	1,020.9	—	184.0

	At March 31, 2021
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(356.7)	38.4	—
Fuel and oil operating expenses	(210.6)	(57.1)	5.2
GBP currency swaps	5.4	—	—
Interest rate risk
Variable-rate instruments	(5.1)	—	0.1
Commodity price risk
Fuel and carbon operating expenses	1,108.5	(153.1)	(263.5)
Total movement in derivative instruments	541.5	(171.8)	(258.2)

	At March 31, 2020
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	170.8	40.0	—
Fuel and oil operating expenses	(131.0)	69.2	(7.0)
Interest rate risk
Variable-rate instruments	3.8	—	0.2
Commodity price risk
Fuel and carbon operating expenses	(271.9)	(516.4)	(254.8)
Total movement in derivative instruments	(228.3)	(407.2)	(261.6)

* Hedge ineffectiveness is classified within “Finance Expense” on the Consolidated Income Statement
** Reclassified from hedging reserve to income statement – Fuel & Oil Foreign Currency & Commodity are reclassified in Fuel and Oil; Variable rate instruments are reclassified to Finance expense

The effective (gains)/losses arising on the hedging of aircraft capital expenditure are recognized as part of the capitalized cost of aircraft additions, within property, plant and equipment. The (gains)/losses arising on the hedging of interest rate swaps, commodity forward contracts and forward currency contracts (excluding aircraft capital expenditure) are recognized in the income statement when the hedged transaction occurs.

The following table indicates the amounts that were reclassified from other comprehensive income into the income statement, analyzed by income statement category, in respect of cash-flow hedges realized during the year:

	At March 31,
	2022	2021	2020
	€M	€M	€M
Commodity forward contracts
Reclassification adjustments for (gains)/losses recognized in fuel and oil operating expenses	176.5	(263.5)	(254.8)
Interest rate swaps
Reclassification adjustments for losses recognized in finance expense	0.1	0.1	0.2
Foreign currency forward contracts
Reclassification adjustments for losses/(gains) recognized in fuel and oil operating expenses	7.4	5.2	(7.0)
	184.0	(258.2)	(261.6)

The following table indicates the amounts that were reclassified from other comprehensive income into the capitalized cost of aircraft additions within property, plant and equipment, in respect of cash-flow hedges realized during the year:

	At March 31,
	2022	2021	2020
	€M	€M	€M
Foreign currency forward contracts
Recognized in property plant and equipment – aircraft additions	78.1	5.0	—
	78.1	5.0	—

The following table sets out the fair values of the derivative financial instruments, as reported in the consolidated balance sheet, analyzed between those designated as continuing cash flow hedges and those where hedge accounting is no longer applied, along with the notional amounts and average price or rate for the hedging instrument, where applicable, for cash flow hedges.

	At March 31,
	2022			2021			2020
	Within	> 1 Year		Within	> 1 Year		Within	> 1 Year
	1 Year	(non—		1 Year	(non—		1 Year	(non—
	(current)	current)	Total	(current)	current)	Total	(current)	current)	Total
	€M	€M	€M	€M	€M	€M	€M	€M	€M
Foreign currency risk notional amounts
for effective hedges
PP&E — aircraft additions	2,082.4	2,097.9	4,180.3	1,632.7	1,935.7	3,568.4	1,519.8	2,763.7	4,283.5
Fuel and oil operating expenses	2,151.8	—	2,151.8	1,202.2	—	1,202.2	—	1,312.0	1,312.0
GBP currency swaps	—	—	—	695.3	—	695.3	—	—	—

— Within derivative financial assets	313.7	160.4	474.1	104.9	109.4	214.3	291.2	372.5	663.7
— Within derivative financial liabilities	(31.0)	—	(31.0)	(59.4)	(6.4)	(65.8)	(2.2)	—	(2.2)
	282.7	160.4	443.1	45.5	103.0	148.5	289.0	372.5	661.5

Interest rate risk notional amounts for effective hedges
Variable—rate instruments	12.1	31.4	43.5	13.4	38.2	51.6	64.8	—	64.8

Total fair value for all interest rate risk related derivative instruments
— Within derivative financial assets	1.9	2.5	4.4	1.0	2.0	3.0	2.0	6.0	8.0

Commodity price risk notional amounts for effective hedges
Fuel and carbon operating expenses	1,901.0	154.6	2,055.6	577.6	—	577.6	—	672.7	672.7

Total fair value for all commodity fuel & carbon related derivative instruments:
— Within derivative financial assets	934.1	22.2	956.3	—	—	—	—	—	—
— Within derivative financial liabilities	(7.5)	—	(7.5)	(19.8)	—	(19.8)	(1,047.8)	(180.5)	(1,230.5)
	926.6	22.2	948.8	(19.8)	—	(19.8)	(1,047.8)	(180.5)	(1,230.5)

Fair values as reported in the consolidated balance sheet
Derivative financial assets	1,400.4	185.1	1,585.5	106.0	111.3	217.3	293.2	378.5	671.7
Derivative financial liabilities	(38.6)	—	(38.6)	(79.2)	(6.4)	(85.6)	(1,050.0)	(180.5)	(1,230.5)

Derivative financial assets analyzed between those:
— Designated as continuing cash flow hedges	1,208.6	185.1	1,393.7	72.3	98.1	170.4	184.0	378.5	562.5
— Where hedge accounting is no longer applied	41.2	—	41.2	33.7	13	46.9	109.2	—	109.2
— Designated as fair value financial instruments	150.6	—	150.6	—	—	—	—	—	—
	1,400.4	185.1	1,585.5	106.0	111.3	217.3	293.2	378.5	671.7

Derivative financial liabilities analyzed between those:
— Designated as continuing cash flow hedges	(7.5)	—	(7.5)	(36.9)	(0.6)	(37.5)	(533.5)	(180.5)	(714.0)
— Where hedge accounting is no longer applied	—	—	—	(22.4)	—	(22.4)	(516.5)	—	(516.5)
— Designated as fair value financial instruments	(31.1)	—	(31.1)	(19.9)	(5.8)	(25.7)	—	—	—
	(38.6)	—	(38.6)	(79.2)	(6.4)	(85.6)	(1,050.0)	(180.5)	(1,230.5)